RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31,
	2023	2022
	USD in thousands
Salaries and related expense	3,561	2,034
Stock-based compensation	521	576
Materials and subcontractors	767	1,030
Depreciation	164	163
Travel expenses	41	73
Vehicle expenses	110	75
Rent and maintenance and other expenses	438	246
	5,602	4,197